MASSMUTUAL SELECT FUNDS

Supplement dated December 26, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces similar information found in the fifth paragraph under Principal Investment Strategies on page 23 for the BlackRock Global Allocation Fund:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals. The Fund may obtain such exposure through, among other things, investments in issuers in commodities-related industries or in other investment vehicles that invest directly in commodities, commodities-related companies, or commodities-related investments, such as exchange-traded funds. The Fund may, but will not necessarily, invest in commodity-linked derivative instruments, including futures contracts, options, and swaps. In order to earn qualifying income under applicable tax rules from commodities and certain commodities-related investments, the Fund may invest up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund.

Effective immediately, the following information replaces similar information found in the thirteenth paragraph under Taxation and Distributions on page 143:

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Direct investment in commodities and certain commodities-related investments generally do not, under published Internal Revenue Service (“IRS”) guidance, produce qualifying income. The BlackRock Global Allocation Fund intends to gain exposure to the commodities markets indirectly through its investments in the Select Cayman Fund, which, in turn, may hold various types of commodities-related investments. The IRS has issued a private letter ruling to the BlackRock Global Allocation Fund confirming that income derived from the BlackRock Global Allocation Fund’s investment in the Select Cayman Fund will constitute qualifying income to the BlackRock Global Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-12-06

MASSMUTUAL SELECT FUNDS

MassMutual Select BlackRock Global Allocation Fund

Supplement dated December 26, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces similar information found in the fifth paragraph under Principal Investment Strategies:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals. The Fund may obtain such exposure through, among other things, investments in issuers in commodities-related industries or in other investment vehicles that invest directly in commodities, commodities-related companies, or commodities-related investments, such as exchange-traded funds. The Fund may, but will not necessarily, invest in commodity-linked derivative instruments, including futures contracts, options, and swaps. In order to earn qualifying income under applicable tax rules from commodities and certain commodities-related investments, the Fund may invest up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

Supplement dated December 26, 2012 to the

Statement of Additional Information dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

Effective immediately, the following information replaces similar information found in the first paragraph on page B-5 under the heading Investments in the Select Cayman Fund in the section titled Additional Investment Policies:

In order to earn qualifying income under applicable tax rules from commodities and commodities-related investments, the BlackRock Global Allocation Fund may invest up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”); the Select Cayman Fund is a wholly-owned and controlled subsidiary of the BlackRock Global Allocation Fund, which seeks to invest primarily in commodities-related investments. BlackRock, the BlackRock Global Allocation Fund’s subadviser, is the investment adviser for the Select Cayman Fund. The Select Cayman Fund (unlike the BlackRock Global Allocation Fund) may invest without limitation in commodities-related investments. The Select Cayman Fund is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors (all of whom are currently employees of MassMutual). The BlackRock Global Allocation Fund is the sole shareholder of the Select Cayman Fund, and shares of the Select Cayman Fund are not sold or offered to other investors.

Effective immediately, the following information replaces similar information found in the seventh and eighth paragraphs on pages B-5 and B-6 under the heading Investments in the Select Cayman Fund in the section titled Additional Investment Policies:

Commodities-Related Investments. The Select Cayman Fund may hold investments in issuers with significant exposures to commodities, including, without limitation, exchange-traded funds, and through these investments may be exposed to the risks of investing in commodities. In addition, the Select Cayman Fund may, but will not necessarily, invest in instruments that provide exposure to, and are subject to the risks of, investments in commodities. These may include, by way of example, futures contracts, options, swaps, asset-based securities, and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, electricity, steel, timber, agricultural products, precious metals (e.g., gold, silver, platinum, and palladium), livestock, industrial metals, and other resources.

Specific commodities, and commodities in general, have at times been subject to high degrees of price volatility over short periods of time and commodity values may be affected by, among other things, unpredictable monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries; energy conservation; changes in the costs of discovering, developing, refining, transporting, and storing commodities; the success of commodity exploration projects; tax and other government regulations; temporary or long term price dislocations and inefficiencies in commodity markets generally or in the market for a particular commodity; and natural phenomena such as drought, floods, and other adverse weather conditions and livestock disease. In addition, commodity prices may experience high degrees of volatility in response to actual or anticipated changes in economic and market conditions generally or as a result of speculation by investors generally. Commodity prices may be more or less volatile than securities of companies engaged in commodity-related businesses. Investments in commodity-related companies are subject to the risk that the performance of such companies may not correlate with the broader equity market or with returns on commodity investments to the extent expected by the investment adviser or subadviser. Such companies may be significantly affected by import controls, worldwide competition, changes in consumer sentiment, and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Effective immediately, the following information replaces similar information found in the first paragraph on page B-116 under the heading Commodity-Linked Investments and the Select Cayman Fund in the section titled Taxation:

Direct investment in commodities and certain commodities-related investments generally do not, under published IRS guidance, produce qualifying income to the Fund for purposes of the 90% gross income test described above. The BlackRock Global Allocation Fund intends to gain exposure to the commodities markets indirectly through its investments in the Select Cayman Fund, which, in turn, may invest in such commodities-related investments. The IRS has issued a private letter ruling to the BlackRock Global Allocation Fund confirming that income derived from the BlackRock Global Allocation Fund’s investment in the Select Cayman Fund will constitute qualifying income to the BlackRock Global Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-12-04